Interest in associates and joint ventures - Movements in interests in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interests In Other Entities [Abstract]
At 1 Jan	$ 20,029	$ 19,139
Additions	60	76
Disposals	(67)	(25)
Share of results	2,375	2,354	$ 2,556
Dividends	(740)	(751)
Exchange differences	1,144	(1,115)
Share of other comprehensive income of associates and joint ventures	(43)	54
Other movements	(14)	297
At 31 Dec	22,744	20,029	$ 19,139
Goodwill	$ 521	$ 488